Capital and Financial Risk Management - Schedule of Contractual Maturity for its Non-derivative Financial Liabilities (Details) - Non-derivative Financial Liabilities [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Total undiscounted cash flow	$ 7,667	$ 5,393
Total carrying amount	7,667	5,393
Total undiscounted cash flow	3	3
Total carrying amount	3	3
Total undiscounted cash flow		52
Total carrying amount		52
Amount due to related parties		125
Total undiscounted cash flow		125
Total carrying amount		125
Lease liabilities	1,542	1,681
Total undiscounted cash flow	1,680	1,892
Total carrying amount	1,542	1,681
On demand or within 1 year [Member]
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Trade and other payables	7,667	5,393
Amount due to directors	3	3
Amount due to shareholders		52
Amount due to related parties		125
Total undiscounted cash flow		125
Total carrying amount		125
Lease liabilities	564	473
Total carrying amount	564	473
Over 1 year [Member]
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Trade and other payables
Amount due to directors
Amount due to shareholders
Amount due to related parties
Total undiscounted cash flow
Total carrying amount
Lease liabilities	1,116	1,419
Total carrying amount	$ 1,116	$ 1,419